Concentrations (Details) - Customers accounting for more than 10% of total revenues - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenue, Major Customer	$ 1,610,000	$ 1,611,720	$ 1,250,201	$ 1,733,000	$ 1,405,513	$ 490,465	$ 389,547	$ 246,248	$ 178,487	$ 2,756,000	$ 3,139,000	$ 6,001,342	$ 1,304,747
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage											10.00%
Customer A [Member]
Concentration Risk [Line Items]
Revenue, Major Customer												$ 168,274
Customer A [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage												3.00%
Customer A [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue, Major Customer	$ 343,000			$ 0						$ 376,000	$ 0
Revenue,Major Customer, Percentage	21.00%			0.00%						14.00%	0.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue, Major Customer												$ 188,117
Customer B [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage												3.00%
Customer B [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue, Major Customer	$ 199,000			$ 25,000						$ 408,000	$ 25,000
Revenue,Major Customer, Percentage	12.00%			1.00%						15.00%	1.00%
Customer C [Member]
Concentration Risk [Line Items]
Revenue, Major Customer												$ 500,000	$ 458,333
Customer C [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage												8.00%	35.00%
Customer C [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue, Major Customer	$ 10,000			$ 241,000						$ 26,000	$ 241,000
Revenue,Major Customer, Percentage	1.00%			14.00%						1.00%	8.00%
Customer D [Member]
Concentration Risk [Line Items]
Revenue, Major Customer												$ 261,507	$ 191,271
Customer D [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage												4.00%	15.00%
Customer D [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue, Major Customer	$ 4,000			$ 224,000						$ 23,000	$ 225,000
Revenue,Major Customer, Percentage	0.00%			13.00%						1.00%	7.00%
Customer E [Member]
Concentration Risk [Line Items]
Revenue, Major Customer												$ 3,933	$ 188,552
Customer E [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage												0.00%	14.00%
Customer E [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue, Major Customer	$ 29,000			$ 202,000						$ 49,000	$ 213,000
Revenue,Major Customer, Percentage	2.00%			12.00%						2.00%	7.00%
Customer F [Member]
Concentration Risk [Line Items]
Revenue, Major Customer												$ 164,529	$ 162,779
Customer F [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Revenue,Major Customer, Percentage												3.00%	12.00%
Customer F [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue, Major Customer	$ 146,000			$ 182,000						$ 252,000	$ 279,000
Revenue,Major Customer, Percentage	9.00%			11.00%						9.00%	9.00%